Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023:
	For the years ended December 31,
	2021	2022	2023
Numerator:
Net loss	(146,461)	(91,022)	(159,590)
Less: accretions to preferred shares redemption value	101,467	(188,271)	(762,169)
Net loss attributable to Cheche’s ordinary shareholders	(44,994)	(279,293)	(921,759)
Denominator:
Weighted average number of ordinary shares outstanding, basic	33,831,133	31,780,394	45,415,205
Weighted average number of ordinary shares outstanding, diluted*	33,831,133	31,780,394	45,415,205
Basic net loss per share attributable to Cheche’s ordinary shareholders	(1.33)	(8.79)	(20.30)
Diluted net loss per share attributable to Cheche’s ordinary shareholders	(1.33)	(8.79)	(20.30)
*	For the years ended December 31, 2021, 2022 and 2023, the Company had potential ordinary shares, including preferred shares, restricted shares and share options. On a weighted average basis, 28,672,636, 35,185,538 and 24,777,946 preferred shares, 941,263, 1,032,167 and 523,097 restricted shares, and 8,202,538, 7,975,942 and 822,952 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the years ended December 31, 2021, 2022 and 2023, respectively.